Consolidated Statements of Changes in Equity ₨ in Millions, $ in Millions	USD ($)	INR (₨)	Share capital [Member] USD ($)	Share capital [Member] INR (₨)	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] INR (₨)	Share Based Payment Reserve [member] USD ($)	Share Based Payment Reserve [member] INR (₨)	Currency translation reserve [Member] USD ($)	Currency translation reserve [Member] INR (₨)	Debt Instruments Through Other Comprehensive Income [Member] USD ($)	Debt Instruments Through Other Comprehensive Income [Member] INR (₨)	Equity Instruments Through Other Comprehensive Income [member] USD ($)	Equity Instruments Through Other Comprehensive Income [member] INR (₨)	Share Based Payment Other Reserve [member] INR (₨)	Hedging reserve [Member] USD ($)	Hedging reserve [Member] INR (₨)	Cost Of Hedging Reserve [member] USD ($)	Cost Of Hedging Reserve [member] INR (₨)	Other components of equity [Member] USD ($)	Other components of equity [Member] INR (₨)	Capital redemption reserve [Member] USD ($)	Capital redemption reserve [Member] INR (₨)	Debenture redemption reserve [Member] USD ($)	Debenture redemption reserve [Member] INR (₨)	Reserve for research and human resource development [Member] USD ($)	Reserve for research and human resource development [Member] INR (₨)	Special reserve [Member] USD ($)	Special reserve [Member] INR (₨)	Earned surplus reserve [Member] USD ($)	Earned surplus reserve [Member] INR (₨)	Retained earnings [Member] USD ($)	Retained earnings [Member] INR (₨)	Reserves [Member] INR (₨)	Equity attributable to shareholders of Tata Motors Limited [Member] USD ($)	Equity attributable to shareholders of Tata Motors Limited [Member] INR (₨)	Non-controlling interests [Member] USD ($)	Non-controlling interests [Member] INR (₨)	Share application money pending allotment USD ($)	Share application money pending allotment INR (₨)
Balance at the beginning at Mar. 31, 2020		₨ 598,034.7		₨ 7,195.4		₨ 299,787.9		₨ 131.4		₨ 51,422.5		₨ 886.3		₨ 391.0			₨ (41,937.1)		₨ (4,428.7)				₨ 22.8		₨ 10,388.5		₨ 1,993.9		₨ 4,904.1		₨ 451.8		₨ 258,591.4			₨ 589,801.2		₨ 8,233.5
Income/(loss) for the year		(142,138.0)																															(142,700.9)			(142,700.9)		562.9
Other comprehensive income /(loss) for the period		29,011.3								38,269.5		1,681.5		4,026.1			40,346.2		3,549.2														(59,052.8)			28,819.7		191.6
Total comprehensive income/(loss) for the period		(113,126.7)								38,269.5		1,681.5		4,026.1			40,346.2		3,549.2														(201,753.7)			(113,881.2)		754.5
Amounts recognized in inventory		1,242.2															368.8		873.4																	1,242.2
Issue of shares pursuant to preferential allotment		26,025.1		462.7		25,562.4																														26,025.1
Shares issued to non-controlling interests		2.4																																				2.4
Issue of perpetual instrument classified as equity by a subsidiary		7,130.0																																				7,130.0
Non-controlling interest on Acquisitions during the period		25.2																															25.2			25.2
Realized gain on investments held at fair value through Other comprehensive income														(43.6)																			43.6
Dividend paid (including dividend tax)		(287.5)						90.4																														(287.5)
Share based payments		90.4																																		90.4
Transfer (from)/to retained earnings																									(1,344.0)				887.2				456.8
Balance at the end at Mar. 31, 2021		519,135.8		7,658.1		325,350.3		221.8		89,692.0		2,567.8		4,373.5	₨ 325,572.1		(1,222.1)		(6.1)		₨ 95,405.1		22.8		9,044.5		1,993.9		5,791.3		451.8		57,363.3	₨ 74,667.6		503,302.9		15,832.9
Income/(loss) for the year		(112,372.2)																													(113,699.3)					(113,699.3)		1,327.1
Other comprehensive income /(loss) for the period		(4,316.4)								(1,131.4)		1,429.6		3,423.4			(69,638.8)		(176.1)														61,770.7			(4,322.6)		6.2
Total comprehensive income/(loss) for the period		(116,688.6)								(1,131.4)		1,429.6		3,423.4			(69,638.8)		(176.1)														(51,928.6)			(118,021.9)		1,333.3
Amounts recognized in inventory		12,108.4															11,061.9		1,046.5																	12,108.4
Issue of shares pursuant to preferential allotment		4,850.0
Issue of perpetual instrument classified as equity by a subsidiary																																						4,850.0
Dividend paid (including dividend tax)		(1,460.6)																																				(1,460.6)
Buy back of shares		(2,457.9)																																				(2,457.9)
Proceeds from Compulsory Convertible Preference Shares (net of Debt issue cost) – classified as equity by subsidiary		24,710.9																																				24,710.9
Money received on exercise of stock options by employees		185.4				121.5																														185.4				₨ 63.9
Exercise of stock option by employees		0.7		0.7		19.5		(19.5)																												0.7
Share based payments		180.5						180.5																												180.5
Transfer (from)/to retained earnings						(111,735.9)																			(4,933.0)				383.9				116,285.0
Balance at the end at Mar. 31, 2022		440,564.6		7,658.8		213,755.4		382.8	$ 1,077.8	88,560.6		3,997.4		7,796.9	₨ 214,138.2	$ (727.7)	(59,799.0)		864.3		41,420.2		22.8		4,111.5		1,993.9		6,175.2		451.8		121,719.7	₨ 134,538.8		397,756.0		42,808.6		63.9
Income/(loss) for the year	$ 342.7	28,160.6																															25,404.8			25,404.8		2,755.8
Other comprehensive income /(loss) for the period		(19,150.9)								8,068.0		789.2		(923.7)			(14,301.2)		(11,345.6)														(1,635.2)			(19,348.5)		197.6
Total comprehensive income/(loss) for the period	109.6	9,009.7								8,068.0		789.2		(923.7)			(14,301.2)		(11,345.6)														23,769.7			6,056.4		2,953.4
Amounts recognized in inventory		3,588.1															3,195.0		393.1																	3,588.1
Amount Reclassified to Profit and Loss		(198.6)																																		(198.6)
Acquisition of minority		(1,019.7)																															(1,217.8)			(1,217.8)		198.1
Distribution to Minority		(1,408.8)																																				(1,408.8)
Issue of perpetual instrument classified as equity by a subsidiary		3,600.0																																				3,600.0
Proceeds from Compulsory Convertible Preference Shares (net of Debt issue cost) – classified as equity by subsidiary		24,723.8																																				24,723.8
Money received on exercise of stock options by employees		194.7				234.0																														194.7				(39.3)
Exercise of stock option by employees		1.4		1.4		37.9		(37.9)																												1.4
Share based payments		300.3						300.3																												300.3		0.0
Transfer of lapsed Stock options								(13.0)																									13.0
Transfer (from)/to retained earnings						111,735.9																			(1,998.0)				259.9				1,738.1
Balance at the end (Previously stated [member]) at Mar. 31, 2023							$ 2,612.4	214,659.5																								$ 1,911.5	157,064.3
Balance at the end at Mar. 31, 2023	$ 5,833.7	₨ 479,355.5	$ 93.2	₨ 7,660.2	$ 2,604.7	₨ 214,027.3	$ 7.7	₨ 632.2	$ 1,176.0	₨ 96,628.6	$ 55.8	₨ 4,588.0	$ 83.6	₨ 6,873.2		$ (862.9)	₨ (70,905.2)	$ (122.8)	₨ (10,088.2)	$ 329.7	₨ 27,096.4	$ 0.3	₨ 22.8	$ 25.7	₨ 2,113.5	$ 24.3	₨ 1,993.9	$ 78.3	₨ 6,435.1	$ 5.5	₨ 451.8	$ 1,777.1	₨ 146,022.6		$ 4,946.8	₨ 406,480.4	$ 886.9	₨ 72,875.1	$ 0.3	₨ 24.6